UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494

                             The Gabelli Asset Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                             THE GABELLI ASSET FUND
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, the net asset value ("NAV") per share of The Gabelli Asset Fund (the "Fund") decreased 9.88%, while the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average declined 8.36% and 3.72%, respectively.

     Enclosed is the portfolio of investments as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                                           Since
                                                   Year to                                                              Inception
                                        Quarter      Date     1 Year     3 Year   5 Year   10 Year  15 Year   20 Year    (3/3/86)
                                        -------    -------    ------     ------   ------   -------  -------   -------   ---------
GABELLI ASSET FUND CLASS AAA .........   (9.88)%   (19.76)%   (21.27)%    2.91%    8.75%    8.26%    10.28%    11.42%     12.55%
S&P 500 Index ........................   (8.36)    (19.27)    (21.96)     0.22     5.17     3.06      8.39      9.93      10.05
Dow Jones Industrial Average .........   (3.72)    (16.52)    (19.85)     3.31     5.62     5.48     10.07     11.26      11.39
Nasdaq Composite Index ...............   (8.77)    (21.13)    (22.57)    (0.94)    3.20     2.13      6.96      8.79       8.11
Class A ..............................   (9.88)    (19.76)    (21.27)     2.91     8.75     8.26     10.28     11.42      12.55
                                        (15.06)(b) (24.38)(b) (25.80)(b)  0.90(b)  7.47(b)  7.62(b)   9.85(b)  11.09(b)   12.24(b)
Class B ..............................  (10.03)    (20.23)    (21.90)     2.11     7.97     7.87     10.02     11.22      12.37
                                        (14.53)(c) (24.21)(c) (25.81)(c)  1.14(c)  7.68(c)  7.87     10.02     11.22      12.37
Class C ..............................  (10.05)    (20.19)    (21.85)     2.15     7.98     7.88     10.02     11.22      12.37
                                        (10.95)(d) (20.99)(d) (22.63)(d)  2.15     7.98     7.88     10.02     11.22      12.37
Class I ..............................   (9.82)    (19.59)    (21.11)     2.97     8.80     8.28     10.30     11.43      12.56

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.36%, 1.36%, 2.11%, 2.11%, AND 1.11%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE.THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.YOU CANNOT INVEST DIRECTLY IN AN INDEX.

     THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS -- 99.6%
             AEROSPACE -- 1.0%
    80,000   Boeing Co. .......................................   $    4,588,000
   100,000   Herley Industries Inc.+ ..........................        1,710,000
    12,000   Lockheed Martin Corp. ............................        1,316,040
    67,845   Northrop Grumman Corp. ...........................        4,107,336
 2,050,000   Rolls-Royce Group plc+ ...........................       12,263,992
                                                                  --------------
                                                                      23,985,368
                                                                  --------------
             AGRICULTURE -- 1.1%
   650,000   Archer-Daniels-Midland Co. .......................       14,241,500
    88,058   Monsanto Co. .....................................        8,715,981
     3,000   Potash Corp. of Saskatchewan Inc. ................          396,030
    30,000   The Mosaic Co. ...................................        2,040,600
                                                                  --------------
                                                                      25,394,111
                                                                  --------------
             AUTOMOTIVE -- 1.6%
   415,000   General Motors Corp. .............................        3,921,750
   400,000   Navistar International Corp.+ ....................       21,672,000
   101,250   PACCAR Inc. ......................................        3,866,737
    19,000   Volkswagen AG ....................................        7,436,248
                                                                  --------------
                                                                      36,896,735
                                                                  --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.7%
   192,000   BorgWarner Inc. ..................................        6,291,840
   240,000   CLARCOR Inc. .....................................        9,108,000
   260,000   Earl Scheib Inc.+ ................................          573,300
   500,000   Genuine Parts Co. ................................       20,105,000
   410,000   Johnson Controls Inc. ............................       12,435,300
   175,000   Midas Inc.+ ......................................        2,408,000
   290,000   Modine Manufacturing Co. .........................        4,199,200
   217,125   O'Reilly Automotive Inc.+ ........................        5,812,436
   120,000   Proliance International Inc.+ ....................           90,000
   290,000   Standard Motor Products Inc. .....................        1,803,800
   110,000   Superior Industries International Inc. ...........        2,107,600
    30,000   Tenneco Inc.+ ....................................          318,900
                                                                  --------------
                                                                      65,253,376
                                                                  --------------
             AVIATION: PARTS AND SERVICES -- 2.2%
   480,000   Curtiss-Wright Corp. .............................       21,816,000
   570,000   GenCorp Inc.+ ....................................        3,841,800
   110,000   Kaman Corp. ......................................        3,132,800
   300,000   Precision Castparts Corp. ........................       23,634,000
   282,700   The Fairchild Corp., Cl. A+ ......................          735,020
                                                                  --------------
                                                                      53,159,620
                                                                  --------------
             BROADCASTING -- 1.0%
   400,000   CBS Corp., Cl. A .................................        5,852,000
    55,000   CBS Corp., Cl. B .................................          801,900
    40,000   Citadel Broadcasting Corp.+ ......................           31,200
    10,000   Cogeco Inc. ......................................          293,164
    26,666   Corus Entertainment Inc., Cl. B, New York ........          463,988
    13,334   Corus Entertainment Inc., Cl. B, Toronto .........          227,903

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
   100,000   Fisher Communications Inc. .......................   $    3,940,000
       843   Granite Broadcasting Corp.+ ......................            5,901
   327,000   Gray Television Inc. .............................          562,440
     8,000   Gray Television Inc., Cl. A ......................           27,600
   230,000   Liberty Media Corp. - Capital, Cl. A+ ............        3,077,400
   524,000   LIN TV Corp., Cl. A+ .............................        2,703,840
    40,000   Sinclair Broadcast Group Inc., Cl. A .............          201,600
   400,000   Television Broadcasts Ltd. .......................        1,684,514
   200,000   Tokyo Broadcasting System Inc. ...................        3,375,488
   130,000   Young Broadcasting Inc., Cl. A+ ..................            6,825
                                                                  --------------
                                                                      23,255,763
                                                                  --------------
             BUSINESS SERVICES -- 1.2%
    25,851   ACCO Brands Corp.+ ...............................          194,917
    37,450   Ascent Media Corp., Cl. A+ .......................          914,155
    55,000   Clear Channel Outdoor Holdings Inc., Cl. A+ ......          752,400
   195,000   Ecolab Inc. ......................................        9,461,400
    10,000   Imation Corp. ....................................          225,900
    65,000   Landauer Inc. ....................................        4,728,750
    21,500   MasterCard Inc., Cl. A ...........................        3,812,595
   110,000   Monster Worldwide Inc.+ ..........................        1,640,100
    30,000   Nashua Corp.+ ....................................          240,900
     2,000   The Brink's Co. ..................................          122,040
   850,000   The Interpublic Group of Companies Inc.+ .........        6,587,500
    12,000   Visa Inc., Cl. A .................................          736,680
                                                                  --------------
                                                                      29,417,337
                                                                  --------------
             CABLE AND SATELLITE -- 6.1%
 2,010,000   Cablevision Systems Corp., Cl. A .................       50,571,600
   180,000   Comcast Corp., Cl. A .............................        3,533,400
    50,000   Comcast Corp., Cl. A, Special ....................          986,000
   190,000   DISH Network Corp., Cl. A+ .......................        3,990,000
    37,540   EchoStar Corp., Cl. A+ ...........................          904,714
   320,096   Liberty Global Inc., Cl. A+ ......................        9,698,909
   260,000   Liberty Global Inc., Cl. C+ ......................        7,303,400
 1,150,000   Rogers Communications Inc., Cl. B, New York ......       38,226,000
    50,000   Rogers Communications Inc., Cl. B, Toronto .......        1,621,799
   230,000   Scripps Networks Interactive Inc., Cl. A .........        8,351,300
   120,000   Shaw Communications Inc., Cl. B ..................        2,428,753
   160,000   Shaw Communications Inc., Cl. B, Non-Voting ......        3,252,800
   600,000   The DIRECTV Group Inc.+ ..........................       15,702,000
                                                                  --------------
                                                                     146,570,675
                                                                  --------------
             CLOSED-END FUNDS -- 0.0%
    79,920   Royce Value Trust Inc. ...........................        1,064,534
                                                                  --------------
             COMMUNICATIONS EQUIPMENT -- 1.1%
    50,000   Alcatel-Lucent, ADR+ .............................          192,000
   570,000   Corning Inc. .....................................        8,914,800

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS EQUIPMENT (CONTINUED)
   240,000   Motorola Inc. ....................................   $    1,713,600
    91,959   Nortel Networks Corp., New York+ .................          205,988
    93,041   Nortel Networks Corp., Toronto+ ..................          204,572
   390,000   Thomas & Betts Corp.+ ............................       15,237,300
                                                                  --------------
                                                                      26,468,260
                                                                  --------------
             COMPUTER HARDWARE -- 0.0%
     2,000   Wincor Nixdorf AG ................................          116,819
                                                                  --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.7%
   210,000   Diebold Inc. .....................................        6,953,100
     1,600   eBay Inc.+ .......................................           35,808
    35,000   Jupitermedia Corp.+ ..............................           40,600
   100,000   Metavante Technologies Inc.+ .....................        1,926,000
    50,000   NCR Corp.+ .......................................        1,102,500
    55,000   Rockwell Automation Inc. .........................        2,053,700
    26,026   Telecom Italia Media SpA+ ........................            3,668
   280,000   Yahoo! Inc.+ .....................................        4,844,000
                                                                  --------------
                                                                      16,959,376
                                                                  --------------
             CONSUMER PRODUCTS -- 5.2%
    49,000   Alberto-Culver Co. ...............................        1,334,760
    12,000   Altria Group Inc. ................................          238,080
    10,000   Avon Products Inc. ...............................          415,700
    11,000   Christian Dior SA ................................          821,829
   280,000   Church & Dwight Co. Inc. .........................       17,385,200
    30,000   Clorox Co. .......................................        1,880,700
     5,000   Colgate-Palmolive Co. ............................          376,750
   300,000   Eastman Kodak Co. ................................        4,614,000
   268,000   Energizer Holdings Inc.+ .........................       21,587,400
   108,000   Fortune Brands Inc. ..............................        6,194,880
     3,000   Givaudan SA ......................................        2,483,099
    35,000   Harley-Davidson Inc. .............................        1,305,500
    80,000   Mattel Inc. ......................................        1,443,200
    34,500   National Presto Industries Inc. ..................        2,570,250
    12,000   Philip Morris International Inc. .................          577,200
   520,000   Procter & Gamble Co. .............................       36,238,800
    50,000   Reckitt Benckiser Group plc ......................        2,409,863
   120,000   Sally Beauty Holdings Inc.+ ......................        1,032,000
    60,000   Svenska Cellulosa AB, Cl. B ......................          626,101
 1,100,000   Swedish Match AB .................................       19,064,675
    10,000   Syratech Corp.+ ..................................              200
    40,000   Wolverine World Wide Inc. ........................        1,058,400
                                                                  --------------
                                                                     123,658,587
                                                                  --------------
             CONSUMER SERVICES -- 1.0%
   175,000   IAC/InterActiveCorp.+ ............................        3,027,500
   560,000   Liberty Media Corp. - Interactive, Cl. A+ ........        7,229,600
       500   Priceline.com Inc.+ ..............................           34,215
   650,000   Rollins Inc. .....................................       12,337,000
                                                                  --------------
                                                                      22,628,315
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             DIVERSIFIED INDUSTRIAL -- 5.4%
    31,000   Acuity Brands Inc. ...............................   $    1,294,560
     5,000   Anixter International Inc.+ ......................          297,550
    75,403   Contax Participacoes SA, ADR .....................           78,962
   490,000   Cooper Industries Ltd., Cl. A ....................       19,575,500
   460,000   Crane Co. ........................................       13,666,600
   110,000   Gardner Denver Inc.+ .............................        3,819,200
   398,000   Greif Inc., Cl. A ................................       26,116,760
   425,000   Honeywell International Inc. .....................       17,658,750
   575,000   ITT Corp. ........................................       31,975,750
   153,000   Katy Industries Inc.+ ............................          221,850
   200,000   Magnetek Inc.+ ...................................          810,000
   240,000   Myers Industries Inc. ............................        3,026,400
    52,000   Pentair Inc. .....................................        1,797,640
    53,333   Smiths Group plc .................................          959,554
   110,000   Trinity Industries Inc. ..........................        2,830,300
   165,000   Tyco International Ltd. ..........................        5,778,300
                                                                  --------------
                                                                     129,907,676
                                                                  --------------
             ELECTRONICS -- 1.1%
     9,600   Chemring Group plc ...............................          350,391
     3,000   Hitachi Ltd., ADR ................................          208,170
   120,000   Intel Corp. ......................................        2,247,600
    13,000   Kyocera Corp., ADR ...............................          990,080
   400,000   LSI Corp.+ .......................................        2,144,000
    24,000   Molex Inc., Cl. A ................................          499,440
    46,000   Samsung Electronics Co. Ltd., GDR (a) ............       10,271,345
     4,000   Samsung Electronics Co. Ltd., OTC, GDR (a) .......          896,000
    50,000   Sony Corp., ADR ..................................        1,543,500
   205,000   Texas Instruments Inc. ...........................        4,407,500
    75,000   Tyco Electronics Ltd. ............................        2,074,500
                                                                  --------------
                                                                      25,632,526
                                                                  --------------
             ENERGY AND UTILITIES -- 8.4%
    27,000   AGL Resources Inc. ...............................          847,260
   140,000   Allegheny Energy Inc. ............................        5,147,800
   245,000   BP plc, ADR ......................................       12,291,650
     4,000   Cameron International Corp.+ .....................          154,160
    25,000   CH Energy Group Inc. .............................        1,089,250
   352,000   Chevron Corp. ....................................       29,032,960
   355,000   ConocoPhillips ...................................       26,003,750
    18,000   Constellation Energy Group Inc. ..................          437,400
   122,000   Devon Energy Corp. ...............................       11,126,400
     6,000   Diamond Offshore Drilling Inc. ...................          618,360
   120,000   DPL Inc. .........................................        2,976,000
    20,000   DTE Energy Co. ...................................          802,400
   170,000   Duke Energy Corp. ................................        2,963,100
    25,000   Edison International .............................          997,500
   337,000   El Paso Corp. ....................................        4,300,120
   250,000   El Paso Electric Co.+ ............................        5,250,000
     1,100   EnergySouth Inc. .................................           67,573
   105,000   EOG Resources Inc. ...............................        9,393,300


               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
   330,000   Exxon Mobil Corp. ................................   $   25,627,800
    15,000   FPL Group Inc. ...................................          754,500
   154,080   Great Plains Energy Inc. .........................        3,423,658
   220,000   Halliburton Co. ..................................        7,125,800
   130,000   Mirant Corp., Escrow+ (b) ........................                0
     1,000   Niko Resources Ltd. ..............................           53,756
    22,086   NiSource Inc. ....................................          325,989
   180,000   Northeast Utilities ..............................        4,617,000
    30,000   NSTAR ............................................        1,005,000
    45,000   Oceaneering International Inc.+ ..................        2,399,400
       500   PetroChina Co. Ltd., ADR .........................           51,365
    40,000   Petroleo Brasileiro SA, ADR ......................        1,758,000
   100,000   Progress Energy Inc., CVO+ (b) ...................           33,000
   230,000   Rowan Companies Inc. .............................        7,026,500
    50,000   Royal Dutch Shell plc, Cl. A, ADR ................        2,950,500
   118,000   SJW Corp. ........................................        3,536,460
   260,000   Southwest Gas Corp. ..............................        7,867,600
   350,000   Spectra Energy Corp. .............................        8,330,000
   110,000   The AES Corp.+ ...................................        1,285,900
    50,000   Transocean Inc.+ .................................        5,492,000
    16,666   UIL Holdings Corp. ...............................          572,144
   148,000   Weatherford International Ltd.+ ..................        3,720,720
                                                                  --------------
                                                                     201,456,075
                                                                  --------------
             ENTERTAINMENT -- 4.7%
     8,010   Chestnut Hill Ventures+ (b) ......................          225,482
   374,500   Discovery Communications Inc., Cl. A+ ............        5,336,625
   374,500   Discovery Communications Inc., Cl. C+ ............        5,302,920
    45,000   DreamWorks Animation SKG Inc., Cl. A+ ............        1,415,250
   740,000   Grupo Televisa SA, ADR ...........................       16,183,800
 1,060,000   Liberty Media Corp. - Entertainment, Cl. A+ ......       26,468,200
    65,276   Macrovision Solutions Corp.+ .....................        1,003,945
     2,000   Nintendo Co. Ltd. ................................          816,135
   290,000   Rank Group plc+ ..................................          364,769
    20,000   Regal Entertainment Group, Cl. A .................          315,600
    25,000   Six Flags Inc.+ ..................................           17,250
    65,000   The Walt Disney Co. ..............................        1,994,850
 1,630,000   Time Warner Inc. .................................       21,369,300
   150,000   Triple Crown Media Inc.+ .........................            2,550
   518,100   Viacom Inc., Cl. A+ ..............................       12,879,966
   550,000   Vivendi ..........................................       17,049,822
    50,000   World Wrestling Entertainment Inc., Cl. A ........          773,000
                                                                  --------------
                                                                     111,519,464
                                                                  --------------
             ENVIRONMENTAL SERVICES -- 1.4%
   300,000   Allied Waste Industries Inc.+ ....................        3,333,000
   450,000   Republic Services Inc. ...........................       13,491,000
   500,000   Waste Management Inc. ............................       15,745,000
                                                                  --------------
                                                                      32,569,000
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             EQUIPMENT AND SUPPLIES -- 6.6%
   699,000   AMETEK Inc. ......................................   $   28,498,230
     6,000   Amphenol Corp., Cl. A ............................          240,840
    95,000   CIRCOR International Inc. ........................        4,125,850
   150,000   Crown Holdings Inc.+ .............................        3,331,500
   170,000   CTS Corp. ........................................        2,172,600
     4,000   Danaher Corp. ....................................          277,600
   380,000   Donaldson Co. Inc. ...............................       15,925,800
    20,000   Fedders Corp.+ (b) ...............................                0
   400,000   Flowserve Corp. ..................................       35,508,000
   200,000   Gerber Scientific Inc.+ ..........................        1,828,000
   210,000   GrafTech International Ltd.+ .....................        3,173,100
   770,000   IDEX Corp. .......................................       23,885,400
    25,000   Ingersoll-Rand Co. Ltd., Cl. A ...................          779,250
   175,000   Interpump Group SpA ..............................        1,138,203
   200,000   Lufkin Industries Inc. ...........................       15,870,000
    66,000   Met-Pro Corp. ....................................          962,940
    18,524   Mueller Water Products Inc., Cl. B ...............          120,406
    20,000   Sealed Air Corp. .................................          439,800
   140,000   Tenaris SA, ADR ..................................        5,220,600
    70,000   The Manitowoc Co. Inc. ...........................        1,088,500
   118,000   The Weir Group plc ...............................        1,278,641
    29,000   Valmont Industries Inc. ..........................        2,398,010
   380,000   Watts Water Technologies Inc., Cl. A .............       10,393,000
                                                                  --------------
                                                                     158,656,270
                                                                  --------------
             FINANCIAL SERVICES -- 7.0%
    15,600   Alleghany Corp.+ .................................        5,694,000
   430,000   American Express Co. .............................       15,234,900
   200,000   American International Group Inc. ................          666,000
    45,000   Ameriprise Financial Inc. ........................        1,719,000
    32,000   Argo Group International Holdings Ltd.+ ..........        1,179,200
    33,000   Bank of America Corp. ............................        1,155,000
       218   Berkshire Hathaway Inc., Cl. A+ ..................       28,470,800
    75,500   BKF Capital Group Inc. ...........................           83,050
     8,000   Calamos Asset Management Inc., Cl. A .............          143,360
   450,000   Citigroup Inc. ...................................        9,229,500
    35,000   Commerzbank AG ...................................          512,438
   110,000   Commerzbank AG, ADR ..............................        1,670,273
   154,000   Deutsche Bank AG .................................       11,209,660
   190,000   Federal National Mortgage Association ............          290,700
    33,000   Fortress Investment Group LLC, Cl. A .............          346,500
    40,000   Freddie Mac ......................................           68,400
   110,000   H&R Block Inc. ...................................        2,502,500
    25,000   Interactive Brokers Group Inc., Cl. A+ ...........          554,250
   200,000   Janus Capital Group Inc. .........................        4,856,000
    38,051   JPMorgan Chase & Co. .............................        1,776,982
   130,000   Legg Mason Inc. ..................................        4,947,800
    75,000   Leucadia National Corp. ..........................        3,408,000
    50,000   Loews Corp. ......................................        1,974,500
    19,000   M&T Bank Corp. ...................................        1,695,750
   180,000   Marsh & McLennan Companies Inc. ..................        5,716,800

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
   160,000   Merrill Lynch & Co., Inc. ........................   $    4,048,000
   170,000   NewAlliance Bancshares Inc. ......................        2,555,100
    30,000   PNC Financial Services Group Inc. ................        2,241,000
     2,500   Prudential Financial Inc. ........................          180,000
    13,000   Seacoast Banking Corp. of Florida ................          139,490
    85,000   State Street Corp. ...............................        4,834,800
    20,000   SunTrust Banks Inc. ..............................          899,800
    60,000   T. Rowe Price Group Inc. .........................        3,222,600
     2,000   The Allstate Corp. ...............................           92,240
   180,000   The Bank of New York Mellon Corp. ................        5,864,400
    36,000   The Blackstone Group LP ..........................          552,240
     1,000   The Charles Schwab Corp. .........................           26,000
     8,000   The Goldman Sachs Group Inc. .....................        1,024,000
   150,000   The Phoenix Companies Inc. .......................        1,386,000
    40,000   The Travelers Companies Inc. .....................        1,808,000
    70,866   Tree.com Inc.+ ...................................          341,574
    19,000   Unitrin Inc. .....................................          473,860
     8,500   Value Line Inc. ..................................          284,665
   183,400   Wachovia Corp. ...................................          641,900
   215,000   Waddell & Reed Financial Inc., Cl. A .............        5,321,250
   675,000   Wells Fargo & Co. ................................       25,332,750
                                                                  --------------
                                                                     166,375,032
                                                                  --------------
             FOOD AND BEVERAGE -- 17.0%
   315,000   Anheuser-Busch Companies Inc. ....................       20,437,200
   345,000   Brown-Forman Corp., Cl. A ........................       24,495,000
    80,000   Cadbury plc, ADR .................................        3,275,200
   135,000   Campbell Soup Co. ................................        5,211,000
   230,000   China Mengniu Dairy Co. Ltd. .....................          234,596
    60,000   Coca-Cola Enterprises Inc. .......................        1,006,200
    16,500   Coca-Cola Hellenic Bottling Co. SA, ADR ..........          366,960
   110,000   Constellation Brands Inc., Cl. A+ ................        2,360,600
   330,000   Corn Products International Inc. .................       10,652,400
   340,000   Davide Campari-Milano SpA ........................        2,730,703
   150,000   Dean Foods Co.+ ..................................        3,504,000
   210,000   Del Monte Foods Co. ..............................        1,638,000
   318,000   Diageo plc, ADR ..................................       21,897,480
     1,000   Diamond Foods Inc. ...............................           28,030
   150,000   Dr. Pepper Snapple Group Inc.+ ...................        3,972,000
    70,000   Farmer Brothers Co. ..............................        1,740,900
   310,000   Flowers Foods Inc. ...............................        9,101,600
    70,000   Fomento Economico Mexicano SAB de CV, ADR ........        2,669,800
   365,000   General Mills Inc. ...............................       25,082,800
   368,000   Groupe Danone ....................................       25,903,453
   145,000   Groupe Danone, ADR ...............................        2,036,743
 1,250,000   Grupo Bimbo SAB de CV, Cl. A .....................        7,863,576
   160,000   H.J. Heinz Co. ...................................        7,995,200
    10,000   Hain Celestial Group Inc.+ .......................          275,300
    74,000   Heineken NV ......................................        2,952,895

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
   250,000   ITO EN Ltd. ......................................   $    3,194,490
    76,000   ITO EN Ltd., Preference ..........................          783,188
    80,000   Kellogg Co. ......................................        4,488,000
    95,000   Kerry Group plc, Cl. A ...........................        2,781,800
   230,000   Kikkoman Corp. ...................................        3,075,173
   130,000   Kraft Foods Inc., Cl. A ..........................        4,257,500
    33,000   LVMH Moet Hennessy Louis Vuitton SA ..............        2,868,737
   100,000   Meiji Seika Kaisha Ltd. ..........................          449,438
   210,000   Morinaga Milk Industry Co. Ltd. ..................          592,356
    90,000   Nestle SA ........................................        3,858,744
   360,000   Nissin Food Products Co. Ltd. ....................       12,727,187
   850,000   PepsiAmericas Inc. ...............................       17,612,000
   280,000   PepsiCo Inc. .....................................       19,955,600
    88,000   Pernod-Ricard SA .................................        7,653,682
   155,000   Ralcorp Holdings Inc.+ ...........................       10,448,550
    90,000   Remy Cointreau SA ................................        4,203,962
   320,000   The Coca-Cola Co. ................................       16,921,600
   100,000   The Hershey Co. ..................................        3,954,000
    20,000   The J.M. Smucker Co. .............................        1,013,800
   167,745   Tootsie Roll Industries Inc. .....................        4,849,508
   295,000   Tyson Foods Inc., Cl. A ..........................        3,522,300
   907,100   Wm. Wrigley Jr. Co. ..............................       72,023,740
    63,750   Wm. Wrigley Jr. Co., Cl. B .......................        5,036,250
   420,000   YAKULT HONSHA Co. Ltd. ...........................       12,913,356
                                                                  --------------
                                                                     406,616,597
                                                                  --------------
             HEALTH CARE -- 3.9%
   135,000   Advanced Medical Optics Inc.+ ....................        2,400,300
    52,444   Allergan Inc. ....................................        2,700,866
    60,000   Alpharma Inc., Cl. A+ ............................        2,213,400
    44,000   Amgen Inc.+ ......................................        2,607,880
    95,000   AngioDynamics Inc.+ ..............................        1,501,000
     5,000   Apria Healthcare Group Inc.+ .....................           91,200
    10,000   ArthroCare Corp.+ ................................          277,200
    30,000   Baxter International Inc. ........................        1,968,900
     4,000   Becton Dickinson & Co. ...........................          321,040
    51,000   Biogen Idec Inc.+ ................................        2,564,790
   120,000   Boston Scientific Corp.+ .........................        1,472,400
   150,000   Bristol-Myers Squibb Co. .........................        3,127,500
     2,000   Cephalon Inc.+ ...................................          154,980
     2,000   Cepheid Inc.+ ....................................           27,660
    70,000   Chemed Corp. .....................................        2,874,200
    48,000   CONMED Corp.+ ....................................        1,536,000
    10,000   DENTSPLY International Inc. ......................          375,400
    95,000   Eli Lilly & Co. ..................................        4,182,850
    40,000   Exactech Inc.+ ...................................          889,600
    10,000   Genentech Inc.+ ..................................          886,800
   130,000   Greatbatch Inc.+ .................................        3,190,200
    40,000   Henry Schein Inc.+ ...............................        2,153,600
    10,000   Hospira Inc.+ ....................................          382,000
    20,000   IMS Health Inc. ..................................          378,200
    15,000   Inverness Medical Innovations Inc.+ ..............          450,000

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
    90,000   Invitrogen Corp.+ ................................   $    3,402,000
   140,000   Johnson & Johnson ................................        9,699,200
    11,000   Laboratory Corp. of America Holdings+ ............          764,500
   110,000   Medco Health Solutions Inc.+ .....................        4,950,000
   140,000   Merck & Co. Inc. .................................        4,418,400
    10,000   Nobel Biocare Holding AG .........................          329,657
    35,000   Orthofix International NV+ .......................          652,050
     4,000   OrthoLogic Corp.+ ................................            3,520
   120,000   Pain Therapeutics Inc.+ ..........................        1,172,400
    50,000   Patterson Companies Inc.+ ........................        1,520,500
   670,000   Pfizer Inc. ......................................       12,354,800
   130,000   Schering-Plough Corp. ............................        2,401,100
     2,000   Stryker Corp. ....................................          124,600
   250,000   Tenet Healthcare Corp.+ ..........................        1,387,500
    42,000   Thoratec Corp.+ ..................................        1,102,500
   225,000   UnitedHealth Group Inc. ..........................        5,712,750
    35,000   William Demant Holding A/S+ ......................        1,551,887
     5,000   Wright Medical Group Inc.+ .......................          152,200
    55,000   Wyeth ............................................        2,031,700
     4,000   Young Innovations Inc. ...........................           80,720
     5,000   Zimmer Holdings Inc.+ ............................          322,800
                                                                  --------------
                                                                      92,862,750
                                                                  --------------
             HOTELS AND GAMING -- 1.7%
     7,000   Accor SA .........................................          368,315
   120,000   Aruze Corp. ......................................        2,555,592
    16,000   Churchill Downs Inc. .............................          783,680
   340,000   Gaylord Entertainment Co.+ .......................        9,985,800
    42,000   Home Inns & Hotels Management Inc., ADR+ .........          585,900
    22,000   Host Hotels & Resorts Inc. .......................          292,380
   220,000   International Game Technology ....................        3,779,600
    70,000   Interval Leisure Group Inc.+ .....................          728,000
 1,582,576   Ladbrokes plc ....................................        5,247,305
    55,000   Las Vegas Sands Corp.+ ...........................        1,986,050
 4,090,000   Mandarin Oriental International Ltd. .............        6,257,700
   160,000   MGM Mirage+ ......................................        4,560,000
    24,000   Orient-Express Hotels Ltd., Cl. A ................          579,120
   125,000   Pinnacle Entertainment Inc.+ .....................          945,000
    90,000   Starwood Hotels & Resorts Worldwide Inc. .........        2,532,600
    20,000   Wyndham Worldwide Corp. ..........................          314,200
                                                                  --------------
                                                                      41,501,242
                                                                  --------------
             MACHINERY -- 2.5%
   160,000   Baldor Electric Co. ..............................        4,609,600
   140,000   Caterpillar Inc. .................................        8,344,000
   430,000   CNH Global NV ....................................        9,477,200
   756,000   Deere & Co. ......................................       37,422,000
                                                                  --------------
                                                                      59,852,800
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
   265,000   Cavalier Homes Inc.+ .............................   $      445,200
    32,000   Cavco Industries Inc.+ ...........................        1,156,800
   150,000   Champion Enterprises Inc.+ .......................          832,500
   103,000   Coachmen Industries Inc.+ ........................          169,950
    80,000   Fleetwood Enterprises Inc.+ ......................           81,600
    72,000   Huttig Building Products Inc.+ ...................          150,480
    24,000   Nobility Homes Inc. ..............................          388,800
    26,000   Palm Harbor Homes Inc.+ ..........................          257,660
    83,500   Skyline Corp. ....................................        2,206,905
                                                                  --------------
                                                                       5,689,895
                                                                  --------------
             METALS AND MINING -- 1.8%
    92,000   Alcoa Inc. .......................................        2,077,360
   403,580   Barrick Gold Corp. ...............................       14,827,529
    32,525   Freeport-McMoRan Copper & Gold Inc. ..............        1,849,046
   100,000   Ivanhoe Mines Ltd.+ ..............................          606,000
     8,000   James River Coal Co.+ ............................          175,920
    50,000   Kinross Gold Corp. ...............................          806,000
    52,000   New Hope Corp. Ltd. ..............................          176,700
   560,000   Newmont Mining Corp. .............................       21,705,600
    30,000   Peabody Energy Corp. .............................        1,350,000
                                                                  --------------
                                                                      43,574,155
                                                                  --------------
             PUBLISHING -- 3.0%
    38,000   AH Belo Corp., Cl. A .............................          196,080
   225,000   Belo Corp., Cl. A ................................        1,341,000
 1,950,000   Il Sole 24 Ore ...................................        8,263,061
   220,000   Independent News & Media plc .....................          359,270
    65,000   Lee Enterprises Inc. .............................          227,500
   340,000   Media General Inc., Cl. A ........................        4,226,200
    80,000   Meredith Corp. ...................................        2,243,200
 3,600,000   News Corp., Cl. A ................................       43,164,000
    24,000   News Corp., Cl. B ................................          291,600
    60,000   PRIMEDIA Inc. ....................................          145,800
    20,300   Seat Pagine Gialle SpA+ ..........................            1,963
   220,000   The E.W. Scripps Co., Cl. A ......................        1,555,400
   265,000   The McGraw-Hill Companies Inc. ...................        8,376,650
   132,000   The New York Times Co., Cl. A ....................        1,886,280
                                                                  --------------
                                                                      72,278,004
                                                                  --------------
             REAL ESTATE -- 0.7%
     7,000   Brookfield Asset Management Inc., Cl. A ..........          192,080
   103,000   Griffin Land & Nurseries Inc. ....................        3,819,240
    36,000   ProLogis .........................................        1,485,720
   257,000   The St. Joe Co.+ .................................       10,046,130
                                                                  --------------
                                                                      15,543,170
                                                                  --------------
             RETAIL -- 1.8%
    10,000   Aaron Rents Inc. .................................          270,700
    60,750   Aaron Rents Inc., Cl. A ..........................        1,336,500
   258,000   AutoNation Inc.+ .................................        2,899,920

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
    18,000   AutoZone Inc.+ ...................................   $    2,220,120
   180,000   Coldwater Creek Inc.+ ............................        1,042,200
   110,000   Costco Wholesale Corp. ...........................        7,142,300
   170,000   CVS Caremark Corp. ...............................        5,722,200
    60,000   HSN Inc.+ . ......................................          660,600
   125,000   Macy's Inc. ......................................        2,247,500
    60,000   Safeway Inc. .....................................        1,423,200
    40,000   SUPERVALU Inc. ...................................          868,000
   223,000   The Great Atlantic & Pacific Tea Co. Inc.+ .......        2,412,860
   118,000   The Kroger Co. ...................................        3,242,640
    70,000   Ticketmaster+ ....................................          751,100
    40,000   Wal-Mart Stores Inc. .............................        2,395,600
   140,000   Walgreen Co. .....................................        4,334,400
   110,000   Whole Foods Market Inc. ..........................        2,203,300
   200,000   Winn-Dixie Stores Inc.+ ..........................        2,780,000
                                                                  --------------
                                                                      43,953,140
                                                                  --------------
             SPECIALTY CHEMICALS -- 2.0%
   400,000   Chemtura Corp. ...................................        1,824,000
   480,000   Ferro Corp. ......................................        9,648,000
     2,000   FMC Corp. ........................................          102,780
   130,000   General Chemical Group Inc.+ .....................            2,275
   140,000   H.B. Fuller Co. ..................................        2,921,800
   200,000   Hercules Inc. ....................................        3,958,000
   180,000   International Flavors & Fragrances Inc. ..........        7,102,800
   100,000   Material Sciences Corp.+ .........................          575,000
   648,000   Omnova Solutions Inc.+ ...........................        1,289,520
   120,000   Rohm & Haas Co. ..................................        8,400,000
   335,000   Sensient Technologies Corp. ......................        9,423,550
    70,000   Zep Inc. .........................................        1,234,800
                                                                  --------------
                                                                      46,482,525
                                                                  --------------
             TELECOMMUNICATIONS -- 4.2%
   150,000   AT&T Inc. ........................................        4,188,000
    14,000   Brasil Telecom Participacoes SA, ADR .............          684,040
   200,000   BT Group plc .....................................          572,820
    15,000   BT Group plc, ADR ................................          435,150
    64,000   CenturyTel Inc. ..................................        2,345,600
   710,000   Cincinnati Bell Inc.+ ............................        2,193,900
    33,000   Clearwire Corp., Cl. A+ ..........................          392,040
   350,000   Deutsche Telekom AG, ADR .........................        5,330,500
    36,000   Embarq Corp. .....................................        1,459,800
     4,480   FairPoint Communications Inc. ....................           38,842
    35,000   France Telecom SA, ADR ...........................          980,350
   190,000   Frontier Communications Corp. ....................        2,185,000
    31,800   Hellenic Telecommunications Organization SA ......          564,971
     8,500   Hellenic Telecommunications Organization SA,
                ADR ...........................................           76,500

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
 1,600,000   Qwest Communications International Inc. ..........   $    5,168,000
 1,150,000   Sprint Nextel Corp. ..............................        7,015,000
    75,403   Tele Norte Leste Participacoes SA, ADR ...........        1,316,536
 4,100,935   Telecom Italia SpA ...............................        6,073,492
   250,000   Telecom Italia SpA, ADR ..........................        3,730,000
    94,000   Telefonica SA, ADR ...............................        6,720,060
    10,400   Telefonica SA, BDR ...............................          245,940
    40,000   Telefonos de Mexico SAB de CV, Cl. L, ADR ........        1,030,000
   590,000   Telephone & Data Systems Inc. ....................       21,092,500
   500,000   Telephone & Data Systems Inc., Special ...........       17,950,000
    40,000   Telmex Internacional SAB de CV, ADR ..............          520,000
    30,000   tw telecom inc.+ .................................          311,700
   237,584   Verizon Communications Inc. ......................        7,624,070
    35,000   Windstream Corp. .................................          382,900
                                                                  --------------
                                                                     100,627,711
                                                                  --------------
             TRANSPORTATION -- 0.5%
    85,000   AMR Corp.+ .......................................          834,700
   280,000   GATX Corp. .......................................       11,079,600
    63,000   Grupo TMM SA, Cl. A, ADR+ ........................           56,070
     4,000   Kansas City Southern+ ............................          177,440
    28,000   Providence and Worcester Railroad Co. ............          476,000
                                                                  --------------
                                                                      12,623,810
                                                                  --------------
             WIRELESS COMMUNICATIONS -- 0.8%
    95,000   America Movil SAB de CV, Cl. L, ADR ..............        4,404,200
     3,200   NTT DoCoMo Inc. ..................................        5,051,761
    72,000   Price Communications Corp., Escrow+ (b) ..........                0
     1,350   Tele Norte Celular Participacoes SA, ADR .........           23,390
     2,056   Telemig Celular Participacoes SA, ADR ............           76,093
    13,001   Tim Participacoes SA, ADR ........................          271,201
   182,700   United States Cellular Corp.+ ....................        8,572,284
       192   Vivo Participacoes SA+ ...........................              858
    67,505   Vivo Participacoes SA, ADR .......................          279,471
     4,174   Vivo Participacoes SA, Preference+ ...............           17,087
     4,375   Vodafone Group plc, ADR ..........................           96,688
                                                                  --------------
                                                                      18,793,033
                                                                  --------------
             TOTAL COMMON STOCKS ..............................    2,381,343,751
                                                                  --------------

 PRINCIPAL
  AMOUNT
----------
             CONVERTIBLE CORPORATE BONDS -- 0.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
$1,000,000   Standard Motor Products Inc., Sub. Deb. Cv.,
                6.750%, 07/15/09 ..............................          957,500
                                                                  --------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
 2,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 ..............................        2,030,000
                                                                  --------------
             TOTAL CONVERTIBLE CORPORATE BONDS ................        2,987,500
                                                                  --------------

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                        --------------
             WARRANTS -- 0.0%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    14,727   Federal-Mogul Corp., expire 12/27/14+ ............   $        7,363
                                                                  --------------
             BROADCASTING -- 0.0%
     2,109   Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+ ......................              232
     2,109   Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+ ......................              527
                                                                  --------------
                                                                             759
                                                                  --------------
             ENERGY AND UTILITIES -- 0.0%
    11,313   Mirant Corp., Ser. A, expire 01/03/11+ ...........           45,252
                                                                  --------------
             HOTELS AND GAMING -- 0.0%
   200,000   Indian Hotels Co., expire 12/27/10+ ..............          286,930
                                                                  --------------
             TOTAL WARRANTS ...................................          340,304
                                                                  --------------

 PRINCIPAL
  AMOUNT
----------
             U.S. GOVERNMENT OBLIGATIONS -- 0.3%
$7,046,000   U.S. Treasury Bills,
                0.152% to 1.484%++,
                11/20/08 to 12/04/08 ..........................        7,037,780
                                                                  --------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $1,555,188,313) .........................   $2,391,709,335
                                                                  ==============
             Aggregate book cost ..............................   $1,555,188,313
                                                                  ==============
             Gross unrealized appreciation ....................   $1,028,250,030
             Gross unrealized depreciation ....................     (191,729,008)
                                                                  --------------
             Net unrealized appreciation/(depreciation) .......   $  836,521,022
                                                                  ==============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $11,167,345 or 0.47% of total investments.

(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $258,482 or 0.01% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

BDR  Brazilian Depositary Receipt

CVO  Contingent Value Obligation

GDR  Global Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GABELLI ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                  SECURITIES       (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $2,382,382,874            --
Level 2 - Other Significant Observable Inputs        9,067,979      $(54,184)
Level 3 - Significant Unobservable Inputs              258,482            --
                                                --------------      --------
TOTAL                                           $2,391,709,335      $(54,184)
                                                ==============      ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                                $258,482
Accrued discounts/(premiums)                                --
Realized gain/(loss)                                        --
Change in unrealized appreciation/(depreciation)             0
Net purchases/(sales)                                       --
Transfers in and/or out of Level 3                           0
                                                      --------
BALANCE AS OF 09/30/08                                $258,482
                                                      ========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term

THE GABELLI ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the swaps at September 30, 2008 are as follows:

        NOTIONAL               EQUITY SECURITY           INTEREST RATE/       TERMINATION   NET UNREALIZED
         AMOUNT                    RECEIVED          EQUITY SECURITY PAID         DATE       DEPRECIATION
--------------------------   -------------------   ------------------------   -----------   --------------
                                                   Overnight LIBOR plus
                             Market Value          40 bps plus Market Value
                             Appreciation on:      Depreciation on:
$342,849 (50,000 Shares)     Rolls-Royce Group     Rolls-Royce Group            06/01/09       $(35,399)
 269,884 (200,000 Shares)    Rank Group plc        Rank Group plc               11/17/08        (18,785)
                                                                                               --------
                                                                                               $(54,184)
                                                                                               ========

                             THE GABELLI ASSET FUND
                           One Corporate Center Rye,
                              New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

James P. Conn
FORMER CHIEF INVESTMENT OFFICER
FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                    (GRAPHIC)

THE
GABELLI
ASSET
FUND

                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2008

GAB405Q308SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.